Common Shareholders' Equity (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Common Shareholders' Equity [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 9,945,778	$ 109,288,972	$ (55,220,514)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(7,103,125)	5,216,580	(1,859,692)
Other comprehensive income, before tax	(9,572,721)	116,673,806	(53,011,351)
Income tax relating to cash flow hedges of other comprehensive income	(3,352,151)	585,430	1,098,591
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	(1,981,923)	1,444,133	(488,246)
Charge to equity	5,334,074	(2,029,563)	(610,345)
Gains (losses) on exchange differences on translation, net of tax	(12,415,374)	2,168,254	4,068,855
Other comprehensive income	(4,238,647)	114,644,243	(53,621,696)
Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Gains (losses) on cash flow hedges, before tax	(12,415,374)	2,168,254	4,068,855
Gains (losses) on exchange differences on translation, before tax	9,945,778	109,288,972	(55,220,514)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(7,103,125)	5,216,580	(1,859,692)
Other comprehensive income, before tax	(9,572,721)	116,673,806	(53,011,351)
Income tax relating to cash flow hedges of other comprehensive income	3,352,151	(585,430)	(1,098,591)
Income tax relating to exchange differences on translation of other comprehensive income	0	0	0
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	1,981,923	(1,444,133)	488,246
Charge to equity	5,334,074	(2,029,563)	(610,345)
Gains (losses) on cash flow hedges, net of tax	(9,063,223)	1,582,824	2,970,264
Gains (losses) on exchange differences on translation, net of tax	9,945,778	109,288,972	(55,220,514)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(5,121,202)	3,772,447	(1,371,446)
Other comprehensive income	$ (4,238,647)	$ 114,644,243	$ (53,621,696)